Long Term Debt - Recorded Interest Expense, Net (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Nov. 02, 2014	Nov. 03, 2013	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Debt Disclosure [Abstract]
Dave & Buster's, Inc. debt-based interest expense	$ 20,129	$ 22,363	$ 29,675	$ 31,393	$ 31,196
D&B Entertainment Interest accretion	8,341	11,768	15,881	14,141	11,830
Amortization of issuance cost and discount	1,962	2,397	3,189	2,946	3,031
Capitalized interest	(402)	(440)	(602)	(510)	(759)
Interest income	(204)	(209)	(334)	(336)	(367)
Total interest expense, net	$ 29,826	$ 35,879	$ 47,809	$ 47,634	$ 44,931